Property, plant and equipment - Summary of Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment losses
Impairments losses	$ 1,799	$ 3,894	$ 26,676
Impairment reversals
Impairment reversals	6,177	214	0
Exploration and production
Impairment losses
Impairments losses	868	1,533	20,155
Impairment reversals
Impairment reversals	5,954	213	0
Manufacturing, supply and distribution
Impairment losses
Impairments losses	474	2,340	6,490
Impairment reversals
Impairment reversals	72	0	0
Other
Impairment losses
Impairments losses	457	21	31
Impairment reversals
Impairment reversals	$ 151	$ 1	$ 0